Related party transactions - Loan from significant shareholder - Madryn (Details) - USD ($)		3 Months Ended		9 Months Ended
	Oct. 03, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 06, 2024	Oct. 15, 2024	Dec. 31, 2023	Oct. 13, 2023	Oct. 12, 2023	Feb. 03, 2023
Related party transactions
Aggregate principal amount	$ 5,106,599					$ 5,106,599	$ 5,106,599		$ 6,505,000		$ 750,000
Common Stock [Member] | Convertible Subordinated Debt [Member]
Related party transactions
Subordinated convertible notes, common shares	134,667,522
Subordinated convertible notes, common per shares	$ 0.078
Madryn | Subordinate convertible note
Related party transactions
Aggregate principal amount										$ 4,500,000
Interest expense		$ 187,366	$ 47,044	$ 546,061	$ 47,044
Madryn | Madryn Credit Facility
Related party transactions
Aggregate principal amount		118,949,913		118,949,913				$ 82,731,638
Interest expense					$ 7,169,931
Amendment fee		$ 1,000,000		$ 1,000,000
Madryn Fund Administration LLC And Affiliated Entities [Member] | Common Stock [Member] | Convertible Subordinated Debt [Member]
Related party transactions
Subordinated convertible notes, common shares	57,692,306
Subordinated convertible notes, common per shares	$ 0.078